Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of property, plant and equipment

		Machinery
	Land and	and	Construction-
	Buildings	Equipment	in-progress	2023	2022
	$	$	$	$	$
Cost– Beginning of year	27,980	80,208	23,721	131,909	93,241
Acquisition of Tintic	—	—	—	—	13,054
Additions	2,235	12,358	3,499	18,092	29,409
Assets classified as held for sale and other disposals(i)	—	(7,814)	(101)	(7,915)	(1,351)
Impairment	—	(9,013)	(2,477)	(11,490)	(5,455)
Other	(495)	(1,607)	455	(1,647)	(896)
Transfers	1,985	12,905	(14,890)	—	—
Currency translation adjustments	(88)	1,521	1,192	2,625	3,907
Cost – End of year	31,617	88,558	11,399	131,574	131,909

Accumulated depreciation – Beginning of year	4,468	15,745	—	20,213	9,529
Depreciation	3,134	11,985	—	15,119	12,869
Assets classified as held for sale and other disposals(i)	—	(1,643)	—	(1,643)	(192)
Impairment	—	—	—	—	(2,687)
Other	(13)	(78)	—	(91)	—
Currency translation adjustments	7	684	—	691	694
Accumulated depreciation – End of year	7,596	26,693	—	34,289	20,213

Net book value	24,021	61,865	11,399	97,285	111,696

(i)	In 2023, the Company’s directors approved the sale of certain equipment located at Tintic for a total of $6.7 million. As at December 31, 2023, equipment having a value of $1.3 million have been sold and the remaining assets are classified as Assets classified as held for sale in the consolidated statements of financial position. The sale is expected to be completed before the end of December 2024.